United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 4/30/06
                                     -------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments



AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal
       Amount                                                                                                  Value

                        U.S. GOVERNMENT AGENCIES--101.2%
 $   133,000,000   (1)   Federal Farm Credit System Floating Rate Notes, 3.230% - 3.438%,
                         8/1/2005 - 10/6/2005                                                         $     132,977,348
      6,100,000          Federal Farm Credit System Notes, 2.500% - 6.700%, 9/13/2005 - 3/15/2006            6,119,966
     204,190,000   (2)   Federal Home Loan Bank System Discount Notes, 2.830% - 3.498%, 8/1/2005
                         - 12/21/2005                                                                       203,738,084
     30,000,000    (1)   Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.363%,
                         8/2/2005 - 9/29/2005                                                                29,984,532
     10,070,000          Federal Home Loan Bank System Notes, 2.250% - 4.000%, 3/13/2006 -
                         8/18/2006                                                                           9,992,564
      1,000,000          Student Loan Marketing Association Note, 5.250%, 3/15/2006                          1,009,612
     20,000,000    (2)   Tennessee Valley Authority Discount Notes, 3.195% - 3.210%, 8/25/2005 -
                         9/15/2005                                                                           19,938,575
                              TOTAL INVESTMENTS --- 101.2%
                                 (AT AMORTIZED COST)(3)                                                     403,760,681
                              OTHER ASSETS AND LIABILITIES --- NET --- (1.2)%                               (4,747,794)
                              TOTAL NET ASSETS --- 100%                                               $     399,012,887

====================================================================================================================================

        1 Floating rate note with current rate and next reset date shown. 2 Each issue shows the rate of discount at the time of purchase. 3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net a ssets at July 31, 2005.

     Investment Valuation
     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.




AUTOMATED TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal
        Amount                                                                                                 Value

                            U.S. TREASURY OBLIGATIONS--88.2% U.S. Treasury
                            Bills--53.2%(1)
      7,000,000             2.855%, 9/1/2005                                                            $    6,982,791
      6,000,000             2.960%, 9/8/2005                                                                 5,981,253
      4,000,000             2.980%, 8/11/2005                                                                3,996,689
      11,000,000            3.000%, 9/22/2005                                                                10,952,333
      53,000,000            3.040% - 3.065%, 8/18/2005                                                       52,923,623
      10,000,000            3.177%, 8/25/2005                                                                9,978,817
                                 TOTAL                                                                       90,815,506
                            U.S. Treasury Bond--11.7%
      19,900,000            10.750%, 8/15/2005                                                               19,957,597
                           U.S. Treasury Notes--23.3%
      9,000,000             1.625%, 9/30/2005                                                                8,978,906
      9,698,000             2.000%, 8/31/2005                                                                9,689,615
      21,000,000            6.500%, 8/15/2005                                                                21,028,040
                                 TOTAL                                                                       39,696,561
                                 TOTAL INVESTMENTS --- 88.2%
                                    (AT AMORTIZED COST)(2)                                                  150,469,664
                                 OTHER ASSETS AND LIABILITIES --- NET --- 11.8%                              20,157,479
                                 TOTAL NET ASSETS --- 100%                                              $   170,627,143

==========================================================================================================================

        1 Each issue shows the rate of discount at time of purchase. 2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

      Investment Valuation
      The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.








U.S. TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                        U.S. TREASURY OBLIGATIONS--99.9%

                          U.S. Treasury Bills--59.2%(1)
  $   93,000,000        2.855%, 9/1/2005                                                               $     92,771,362
      94,000,000        2.960%, 9/8/2005                                                                     93,706,302
      56,000,000        2.980%, 8/11/2005                                                                    55,953,645
      144,000,000       3.000%, 9/22/2005                                                                    143,376,000
      797,000,000       3.040% - 3.065%, 8/18/2005                                                           795,851,433
      20,000,000        3.170%, 8/25/2005                                                                    19,957,734
                             TOTAL                                                                          1,201,616,476

                           U.S. Treasury Bonds--11.3%
      229,000,000       10.750%, 8/15/2005                                                                   229,663,088

                           U.S. Treasury Notes--29.4%
      141,000,000       1.625%, 9/30/2005                                                                    140,669,531
      121,000,000       2.000%, 8/31/2005                                                                    120,896,353
      336,000,000       6.500%, 8/15/2005                                                                    336,449,944
                             TOTAL                                                                           598,015,828
                            TOTAL INVESTMENTS -99.9%
                        =========================================================================
                             (AT AMORTIZED COST)(2)                                                         2,029,295,392
                             OTHER ASSETS AND LIABILITIES - NET -0.1%                                         2,351,963
                             TOTAL NET ASSETS--100%                                                     $    2,031,647,355

==========================================================================================================================

        1  Each issue shows the rate of discount rate at time of purchase.
        2  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005